EQUIPMENT FINANCING (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Description of interest rate	implicit interest rate of 6.5%	implicit interest rate of 7.0% per annum